Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table and Information

Year	Summary Compensation Table Total for First PEO(1)	Compensation Actually Paid to First PEO	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid to Second PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of initial fixed $100 investment based on:		Net Income (in thousands)	Adjusted EBITDA
							Total Shareholder Return(2)	Peer Group Total Shareholder Return(2)
2025	$1,120,750	$1,941,054	$0	$0	$1,020,213	$1,244,664	$2.09	$122.28	$(51,414)	$1,945
2024	$1,032,501	$1,107,956	$0	$0	$904,770	$769,030	$2.37	$131.12	$(97,897)	$(20,847)
2023	$2,663,668	$656,275	$0	$0	$622,429	$400,238	$3.13	$121.14	$(120,757)	$(54,696)
2022	$2,230,402	$1,445,459	$0	$0	$859,194	$710,215	$14.54	$98.73	$(92,470)	$(236)
2021	$445,210	$631,864	$2,967,250	$(8,039,121)	$515,835	$(786,543)	$40.29	$126.74	$3,114	$(9,736)

____________

(1)      The First PEO in the table above is Robert DeMartini. The Second PEO in the table above is Joseph Megibow. For 2021, the Non-PEO NEOs were Craig Phillips, John Legg, Bennett Nussbaum, Casey McGarvey, and Patrice Varni. For 2022, the Non-PEO NEOs were Bennett Nussbaum, Casey McGarvey, Patrice Varni, Jack Roddy, and Eric Haynor. For 2023, the Non-PEO NEOs were Bennett Nussbaum, Jack Roddy, Eric Haynor, Keira Krausz, and Todd Vogensen. For 2024, the Non-PEO NEOs were Tricia McDermott-Spikes, Eric Haynor, Keira Krausz, and Todd Vogensen. For 2025, the Non-PEO NEOs were Jeff Hutchings, Eric Haynor, Jack Roddy, and Todd Vogensen.

(2)      Assumes a hypothetical $100 investment on December 31, 2020, and reflects the cumulative total return to holders of the Company’s Class A Stock and the cumulative total returns of the peer group, which is the industry peer group included in the Stock Performance Graph in our Annual Report on Form 10-K for the year December 31, 2025.

(3)      The 2025 Summary Compensation Table (“SCT”) totals reported for the second PEO for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate compensation actually paid (“CAP”).

First PEO SCT Reconciliation

Year	Summary Compensation Total for First PEO	Reported Grant Date Fair Value of Equity Awards(a)	Equity Award Adjustments(b)	Second PEO Compensation Actually Paid
2025	$1,120,750	$0	$820,304	$1,941,054

____________

(a)      Represents the amounts reported in the Stock Awards and Option Awards columns of the SCT for the applicable fiscal year. As described above with regard to the SEC’s definitions, when calculating CAP these amounts are first deducted from the SCT Total for the relevant fiscal year.

(b)      Represents the value of equity calculated according to the SEC’s specified CAP methodology. As described above, when calculating CAP, the value of included equity is calculated by adding or subtracting the various items reflected in the following table:

Equity Type	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	Total Equity Award Adjustments
	(a)	(b)	(c)	(d)	(e)	(f)	(g)=(a)+(b)+ (c)+(d)+(e)+(f)
2025	$1,036,500	$(223,002)	$0	$6,806	$0	$0	$820,304

(4)    The SCT average of the other NEOs for each year was subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate CAP:

Non-PEO NEO SCT Reconciliation

Year	Summary Compensation Total for Other NEOs	Reported Grant Date Fair Value of Equity Awards(a)	Equity Award Adjustments(b)	Other NEOs Compensation Actually Paid
2025	$1,020,213	$(190,757)	$415,207	$1,244,664

____________

(a)      Represents the amounts reported in the Stock Awards and Option Awards columns of the SCT for the applicable fiscal year. As described above with regard to the SEC’s definitions, when calculating CAP these amounts are first deducted from the SCT Total for the relevant fiscal year.

(b)      Represents the value of equity calculated according to the SEC’s specified CAP methodology. As described above, when calculating CAP, the value of included equity is calculated by adding or subtracting the various items reflected in the following table:

Equity Type	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	Total Equity Award Adjustments
	(a)	(b)	(c)	(d)	(e)	(f)	(g)=(a)+(b)+ (c)+(d)+(e)+(f)
2025	$453,109	$(41,174)	$0	$3,272	$0	$0	$415,207

Named Executive Officers, Footnote		For 2021, the Non-PEO NEOs were Craig Phillips, John Legg, Bennett Nussbaum, Casey McGarvey, and Patrice Varni. For 2022, the Non-PEO NEOs were Bennett Nussbaum, Casey McGarvey, Patrice Varni, Jack Roddy, and Eric Haynor. For 2023, the Non-PEO NEOs were Bennett Nussbaum, Jack Roddy, Eric Haynor, Keira Krausz, and Todd Vogensen. For 2024, the Non-PEO NEOs were Tricia McDermott-Spikes, Eric Haynor, Keira Krausz, and Todd Vogensen. For 2025, the Non-PEO NEOs were Jeff Hutchings, Eric Haynor, Jack Roddy, and Todd Vogensen.
Peer Group Issuers, Footnote		Assumes a hypothetical $100 investment on December 31, 2020, and reflects the cumulative total return to holders of the Company’s Class A Stock and the cumulative total returns of the peer group, which is the industry peer group included in the Stock Performance Graph in our Annual Report on Form 10-K for the year December 31, 2025.
Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,020,213	$ 904,770	$ 622,429	$ 859,194	$ 515,835
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,244,664	769,030	400,238	710,215	(786,543)
Compensation Actually Paid vs. Total Shareholder Return

CAP versus TSR.    As shown in the chart below, the CEO and other NEOs’ CAP values align with the Company’s TSR. This is due primarily to the Company’s use of long-term equity incentive awards, which are tied directly to our stock price in addition to our financial performance. The chart also compares the Company’s cumulative TSR and the 2025 Performance Peer’s TSR.

Compensation Actually Paid vs. Net Income

CAP versus Net Income.    As shown in the chart below, the Company’s net loss decreased in 2025 and the CEO and other NEOs’ CAP values increased as well. This is due in large part to the significant emphasis the Company places on long-term equity incentive awards, which are sensitive to changes in stock price. These measures do not align as closely as TSR because the Company does not use net income to determine compensation levels or annual cash performance award payouts.

Compensation Actually Paid vs. Company Selected Measure

CAP versus Adjusted EBITDA.    The chart below compares the CEO and other NEOs’ CAP values to our adjusted EBITDA. Historically, compensation actually paid aligned with adjusted EBITDA results, however, during 2022 we hired a new CEO and other new executive officers, requiring stock grants despite adjusted EBITDA being lower than the previous year. In 2025, the company’s EBITDA increased, and the CEO and other NEO’s CAP value increased as well.

Tabular List, Table

Performance Measures

The following tabular list provides information on the most important financial performance measures used by the registrant to link compensation actually paid to the Company’s named executive officers for the most recently completed fiscal year to the Company’s performance:

Performance Measure
Adjusted EBITDA
Net Revenue
Stock Price
Gross Margin

Total Shareholder Return Amount	[3]	$ 2.09	2.37	3.13	14.54	40.29
Peer Group Total Shareholder Return Amount	[3]	122.28	131.12	121.14	98.73	126.74
Net Income (Loss)		$ (51,414,000)	$ (97,897,000)	$ (120,757,000)	$ (92,470,000)	$ 3,114,000
Company Selected Measure Amount		1,945	(20,847)	(54,696)	(236)	(9,736)
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name		Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name		Stock Price
Measure:: 4
Pay vs Performance Disclosure
Name		Gross Margin
First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]	$ 1,120,750	$ 1,032,501	$ 2,663,668	$ 2,230,402	$ 445,210
PEO Actually Paid Compensation Amount		$ 1,941,054	1,107,956	656,275	1,445,459	631,864
PEO Name		Robert DeMartini
First PEO [Member] | Reported Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4]	$ 0
First PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	820,304
First PEO [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4]	1,036,500
First PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	(223,002)
First PEO [Member] | Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	0
First PEO [Member] | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	6,806
First PEO [Member] | Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	0
First PEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	0
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]	0	0	0	0	2,967,250
PEO Actually Paid Compensation Amount	[6]	$ 0	$ 0	$ 0	$ 0	$ (8,039,121)
PEO Name		Joseph Megibow
Non-PEO NEO [Member] | Reported Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	$ (190,757)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	415,207
Non-PEO NEO [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	453,109
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	(41,174)
Non-PEO NEO [Member] | Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	0
Non-PEO NEO [Member] | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	3,272
Non-PEO NEO [Member] | Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	$ 0

[1]

(1)      The First PEO in the table above is Robert DeMartini. The Second PEO in the table above is Joseph Megibow. For 2021, the Non-PEO NEOs were Craig Phillips, John Legg, Bennett Nussbaum, Casey McGarvey, and Patrice Varni. For 2022, the Non-PEO NEOs were Bennett Nussbaum, Casey McGarvey, Patrice Varni, Jack Roddy, and Eric Haynor. For 2023, the Non-PEO NEOs were Bennett Nussbaum, Jack Roddy, Eric Haynor, Keira Krausz, and Todd Vogensen. For 2024, the Non-PEO NEOs were Tricia McDermott-Spikes, Eric Haynor, Keira Krausz, and Todd Vogensen. For 2025, the Non-PEO NEOs were Jeff Hutchings, Eric Haynor, Jack Roddy, and Todd Vogensen.

[2]	The SCT average of the other NEOs for each year was subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate CAP:

Non-PEO NEO SCT Reconciliation

Year	Summary Compensation Total for Other NEOs	Reported Grant Date Fair Value of Equity Awards(a)	Equity Award Adjustments(b)	Other NEOs Compensation Actually Paid
2025	$1,020,213	$(190,757)	$415,207	$1,244,664

[3]	Assumes a hypothetical $100 investment on December 31, 2020, and reflects the cumulative total return to holders of the Company’s Class A Stock and the cumulative total returns of the peer group, which is the industry peer group included in the Stock Performance Graph in our Annual Report on Form 10-K for the year December 31, 2025.
[4]	Represents the amounts reported in the Stock Awards and Option Awards columns of the SCT for the applicable fiscal year. As described above with regard to the SEC’s definitions, when calculating CAP these amounts are first deducted from the SCT Total for the relevant fiscal year.
[5]	Represents the value of equity calculated according to the SEC’s specified CAP methodology. As described above, when calculating CAP, the value of included equity is calculated by adding or subtracting the various items reflected in the following table:
Equity Type	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	Total Equity Award Adjustments
	(a)	(b)	(c)	(d)	(e)	(f)	(g)=(a)+(b)+ (c)+(d)+(e)+(f)
2025	$1,036,500	$(223,002)	$0	$6,806	$0	$0	$820,304

[6]	The 2025 Summary Compensation Table (“SCT”) totals reported for the second PEO for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate compensation actually paid (“CAP”).

First PEO SCT Reconciliation

Year	Summary Compensation Total for First PEO	Reported Grant Date Fair Value of Equity Awards(a)	Equity Award Adjustments(b)	Second PEO Compensation Actually Paid
2025	$1,120,750	$0	$820,304	$1,941,054

[7]	Represents the amounts reported in the Stock Awards and Option Awards columns of the SCT for the applicable fiscal year. As described above with regard to the SEC’s definitions, when calculating CAP these amounts are first deducted from the SCT Total for the relevant fiscal year.
[8]	Represents the value of equity calculated according to the SEC’s specified CAP methodology. As described above, when calculating CAP, the value of included equity is calculated by adding or subtracting the various items reflected in the following table:
Equity Type	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	Total Equity Award Adjustments
	(a)	(b)	(c)	(d)	(e)	(f)	(g)=(a)+(b)+ (c)+(d)+(e)+(f)
2025	$453,109	$(41,174)	$0	$3,272	$0	$0	$415,207